Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

Note 10 - Stock Based Compensation

Compensation expense for all stock-based awards is measured on the grant date based on the fair value of the award and is recognized as an expense, on a straight-line basis, over the employee’s requisite service period (generally the vesting period of the equity award). The fair value of each option award is estimated on the grant date using a Black-Scholes option valuation model. Stock-based compensation expense is recognized only for those awards that are expected to vest using an estimated forfeiture rate. The Company estimates pre-vesting option forfeitures at the time of grant and reflects the impact of estimated pre-vesting option forfeitures in compensation expense recognized. For options and warrants issued to non-employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.

Stock-based compensation expense was $3,629,804 and $2,247,800 for the three months ended September 30, 2015 and 2014, respectively. Stock-based compensation expense was $6,383,772 and $5,814,963 for the nine months ended September 30, 2015 and 2014, respectively.

Stock Option Activity

On July 2, 2015, the Company entered into Option Cancellation and Release Agreements with each of Charles Allen, its Chief Executive Officer, Chief Financial Officer and Chairman, and Michal Handerhan, its Chief Operating Officer and corporate secretary (collectively, the “Company Option Holders”) pursuant to which the Company Option Holders agreed to return options to purchase up to 12,450,000 shares in the aggregate of the Company’s Common Stock, par value $0.001 per share, with an exercise price of $0.10. The Company Option Holders canceled their options without replacement, and the amortization of the unrecognized stock compensation expenses were accelerated on July 2, 2015 for a total $3,629,804.

There are no stock options outstanding as of September 30, 2015.

Note 8 – Stock Based Compensation

2014 Equity Incentive Plan

On January 30, 2014, the Board of Directors of the Company approved and authorized the adoption of the 2014 Equity Incentive Plan (the “2014 Plan”).  The purpose of the 2014 Plan is to promote the success of the Company and to increase stockholder value by providing an additional means through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons. The 2014 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock, restricted stock units, stock appreciation rights and other types of stock-based awards to the Company’s employees, officers, directors and consultants.  Pursuant to the terms of the 2014 Plan, either the Board or a board committee is authorized to administer the plan, including determining which eligible participants will receive awards, the number of shares of common stock subject to the awards and the terms and conditions of such awards.  Unless earlier terminated by the Board, the Plan shall terminate at the close of business on January 30, 2024.  Up to 15,503,680 shares of common stock are issuable pursuant to awards under the 2014 Plan.

On February 5, 2014, the Company granted Charles Allen, the Company’s Chief Executive Officer and Chief Financial Officer, a five year stock option to purchase up to 1,550,368 shares of the Company’s common stock at an exercise price of $0.50 per share in connection with his employment with the Company. The options vest in twelve equal monthly installments, beginning on the one year anniversary of the date of issuance and every one month anniversary thereafter.

On February 5, 2014, the Company granted Michal Handerhan, the Company’s Chief Operating Officer and Chairman, a five year stock option to purchase up to 1,550,368 shares of the Company’s common stock at an exercise price of $0.50 per share in connection with his employment with the Company. The options vest in twelve equal monthly installments, beginning on the one year anniversary of the date of issuance and every one month anniversary thereafter.

On February 5, 2014, the Company granted Timothy Sidie, the Company’s former Chief Technology Officer, a five year stock option to purchase up to 1,550,368 shares of the Company’s common stock at an exercise price of $0.50 per share in connection with his employment with the Company. The options vest in twelve equal monthly installments, beginning on the one year anniversary of the date of issuance and every one month anniversary thereafter.

On February 5, 2014, the Company granted Charles A. Kiser, the Company’s Chief Executive Officer and Chief Financial Officer, a five year stock option to purchase up to 1,550,368 shares of the Company’s common stock at an exercise price of $0.50 per share in connection with his employment with the Company. The options vest in twelve equal monthly installments, beginning on the one year anniversary of the date of issuance and every one month anniversary thereafter.

On November 7, 2014, the Company entered into an Option Cancellation and Release Agreement (each, a “Cancellation Agreement”) with each of Charles Allen, its Chief Executive Officer, Chief Financial Officer and Chairman, Charles Kiser, its Chief Marketing Officer, Michal Handerhan, its Chief Operating Officer and corporate secretary and Timothy Sidie, its former Chief Technology Officer (collectively, the “Company Option Holders”) pursuant to which each of the Company Option Holders agreed to return to the Company for cancellation, options to purchase up to 1,550,368 shares (or 6,201,472 shares in the aggregate) of the Company’s common stock, par value $0.001 per share, with an exercise price of $0.50, held by them.

Mr. Kiser’s and Mr. Sidie’s 3,100,736 shares of options were canceled without replacement, and the amortization of the unrecognized stock compensation expenses were accelerated on November 7, 2014 for total $5,570,636.

On November 7, 2014, the Board of Directors of the Company granted Mr. Allen and Mr. Handerhan each an eight year non-qualified stock option under the Company’s 2014 Plan to purchase up to an aggregate of 9,500,000 shares of the Company’s common stock with a per share exercise price of $0.10 as replacement of the options canceled per Cancellation Agreement. The cancellation and reissuance of these stock options was treated as a modification and, accordingly, incremental fair value resulting from the modification of these awards amounted to $6,349,113, which is being recognized over the new vesting period of 1.2 years.

Compensation expense for all stock-based awards is measured on the grant date based on the fair value of the award and is recognized as an expense, on a straight-line basis, over the employee’s requisite service period (generally the vesting period of the equity award). The fair value of each option award is estimated on the grant date using a Black-Scholes option valuation model. Stock-based compensation expense is recognized only for those awards that are expected to vest using an estimated forfeiture rate. The Company estimates pre-vesting option forfeitures at the time of grant and reflects the impact of estimated pre-vesting option forfeitures in compensation expense recognized. For options and warrants issued to non-employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.

The cancellation and reissuance of these stock options was treated as a modification and, accordingly, total stock-based compensation expense related to these awards increased $6,349,113, which will be recognized over the new vesting period.

The grant date fair value including modified instrumental value of stock options granted for the year ended December 31, 2014 was $18,638,717.  The fair value of the Company’s common stock was based upon the publicly quoted price on the date that the final approval of the awards was obtained.  The Company does not expect to pay dividends in the foreseeable future so therefore the dividend yield is 0%.  The expected term for stock options granted with service conditions represents the average period the stock options are expected to remain outstanding and is based on the expected term calculated using the approach prescribed by the Securities and Exchange Commission’s Staff Accounting Bulletin No. 110 for “plain vanilla” options.  The expected term for stock options granted with performance and/or market conditions represents the period estimated by management by which the performance conditions and market conditions will be met.  The Company obtained the risk free interest rate from publicly available data published by the Federal Reserve.  The volatility rate was computed based on a comparison of average volatility rates of similar companies.  The fair value of options granted in 2014 was estimated using the following assumptions – exercise price $0.10-$0.50, expected stock price volatility 73.8%-105%, effective life 2.75-5.03 years, risk free rate 0.69%-1.67%.

Total stock-based compensation expense was $13,126,445 for the year ended December 31, 2014.

Stock Option Activity

A summary of stock option activity to employees for the year ended December 31, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value per Share	Average Remaining Contractual Life	Average Intrinsic Value
Outstanding at December 31, 2013	-	$-	$-	-	$-
Granted	18,651,472	0.23	1.00	8.0	-
Expired	-	-	-	-	-
Canceled	(6,201,472)	(0.50)	(2.88)	-	-
Outstanding at December 31, 2014	12,450,000	$0.10	$0.01	8.0	$-
Exercisable as of December 31, 2014	-			-

The Company’s policy, in the event of exercise, is to issue new shares to fulfill the requirements for options that are exercised. There is $5,512,272 of unrecognized compensation cost as of December 31, 2014.